1933 Act File No.  33-10754
                                                  1940 Act File No.  811-4933

                                       Form N-1A
                       Securities and Exchange Commission
                               Washington, D. C. 20549
                                       Form N-1A

Registration Statement Under the Securities Act of 1933                 [ ]
        Pre-Effective Amendment No. _________                           [ ]
        Post-Effective Amendment No.   14                               [x]
                   and/or
Registration Statement Under the Investment Company Act of 1940         [ ]
        Amendment No.
                       (Check appropriate box or boxes.)

                 COMMONWEALTH CASH RESERVE FUND, INC.
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           (Exact Name of Registrant as Specified in Charter)

                             P. O. Box 1192
                	    Richmond, Virginia  23209-1192
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     (Address of Principal Executive Offices)           (Zip Code)

                             1-800-338-3383
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           (Registrant's Telephone Number, including Area Code)

                      			   (With Copy To):

                      			   Barbara L. Fava
	                   Public Financial Management, Inc.
    	        2101 North Front Street, Building #3, Suite 200
                          Harrisburg, PA  17110

                       			  Jeffrey A. Laine
		                          38 Cohasset Lane
            	   	    Cherry Hill, New Jersey  08003
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                 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Immediately upon effectiveness

It is proposed that this filing will become effective (check appropriate box)
        [x]   Immediately upon filing pursuant to paragraph (b)
        [ ]   on (date) pursuant to paragraph (b)
        [ ]   60 days after filing pursuant to paragraph (a)(i)
        [ ]   on (date) pursuant to paragraph (a)(i) of rule 485
        [ ]   75 days after filing pursuant to paragraph (a)(ii) of Rule 485
        [ ]   on (date) pursuant to paragraph (a)(i) of Rule 485









   CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of        Amount of     Proposed     Proposed        Amount of
Securities      Securities    Maximum      Maximum         Registration
Being           Being    		   Offering     Aggregate       Fee
Registered      Registered    Price        Offering
                              Per Share    Price
------------    ----------    ---------    -----------     -------------
Commonwealth    28,096,433    $1.00        $28,096,433     None Required
Cash Reserve
Fund, Inc.
Common Stock
par value
(no par)


During its fiscal year ended March 31, 1996, Registrant redeemed a total of 240,720,419 shares. Of these, 212,623,986 shares ($212,623,986) have been used for reductions pursuant to 24f-2(c) by Registrant during its current fiscal year (ending March 31, 1997) and 28,096,433 are being used for such reduction in this post-effective amendment. During its current fiscal year, Registrant has not filed any other post-effective amendments for the purpose of registering shares pursuant to paragraph (a) of Rule 24e-2.






















                        					SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the Township of Cherry Hill, and the State of New Jersey the 28th day of March, 1997.



                           				COMMNWEALTH CASH RESERVE FUND, INC.
                           				(Registrant)



                           				By /s/   Jeffrey A. Laine
                       				    Jeffrey A. Laine, President
                       				    (Principal Executive Officer)



Pursuant to the following requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE			               TITLE                           DATE

/S/ Jeffrey A. Laine		     Director and President		        March 28, 1997
Jeffrey A. Laine			        (Principal Financial Officer)


/s/ Robert J. Fagg, Jr.   	Director				                    March 28, 1997
Robert J. Fagg, Jr.


/s/ Marty Margolis		       Director and Vice President	    March 28, 1997
Marty Margolis


                         		Director				                    March 28, 1997
Giles Dodd


                       				Director				                    March 28, 1997
Robert R. Sedivy